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	December 21, 2016	WASHINGTON, D.C. WILMINGTON BEIJING BRUSSELS FRANKFURT HONG KONG LONDON MOSCOW MUNICH PARIS
VIA EDGAR Ms. Kim McManus Division of Corporation Finance U.S. Securities & Exchange Commission 100 F Street, NE Washington, D.C. 20549		SÃO PAULO SEOUL SHANGHAI SINGAPORE SYDNEY TOKYO TORONTO
Re:	Five Point Holdings, LLC
Registration Statement on Form S-11
(the “Draft Registration Statement”)
Submitted December 18, 2015
CIK No. 0001574197

Dear Ms. McManus:

Enclosed is a copy of Amendment No. 4 to the Draft Registration Statement on Form S-11 (the “Amended Registration Statement”), as submitted with the U.S. Securities and Exchange Commission (the “Commission”) on the date hereof, of Five Point Holdings, LLC, formerly known as Newhall Holding Company, LLC (the “Company,” “we” or “us”).

Most of the changes in the Amended Registration Statement reflect the Company’s completion of a series of transactions (the “formation transactions”) on May 2, 2016, in which the Company acquired interests in, and assumed responsibility for the development of, The San Francisco Shipyard and Candlestick Point and Great Park Neighborhoods.

Set forth below are the Company’s responses to the comments of the staff (the “Staff”) of the Commission set forth in the Staff’s letter, dated January 15, 2016 (the “Comment Letter”). For your convenience, each comment contained in the Comment Letter is printed below and is followed by the Company’s response. The Staff’s comments are indicated in bold italics. All references in this letter to page numbers and captions (other than those in the Staff’s comments) correspond to the page numbers and captions in the Amended Registration Statement, unless otherwise noted. Defined terms used but not otherwise defined herein have the meanings ascribed to such terms in the Amended Registration Statement.

Ms. Kim McManus

December 21, 2016

Notes to Unaudited Pro Forma Condensed Consolidated Financial Statements

2. Adjustments to the Unaudited Pro Forma Condensed Consolidated Balance Sheet, page 56 Footnote (C)(2), page 57

1.	Please revise your disclosure to show how each adjustment was derived that is described in the footnote, including management’s assumptions, that reconciles to the adjustments included in column (B) in the related table.

Response: The Amended Registration Statement does not include a pro forma balance sheet. The unaudited pro forma financial information included in the Amended Registration Statement gives effect to the formation transactions and the San Francisco Venture transactions, all of which were consummated on May 2, 2016, and are reflected in the Company’s historical unaudited condensed consolidated balance sheet as of September 30, 2016 included in the Amended Registration Statement.

Footnote (C)(9), page 58

2.	Please revise your disclosure to include management’s assumptions as they relate to the estimated fair value adjustments attributable to the reimbursement obligation to Lennar-CL Venture. Additionally, tell us how this obligation will be accounted for. Cite all relevant accounting literature within your response.

Response: As noted above, the Amended Registration Statement does not include a pro forma balance sheet. All estimated fair value adjustments associated with the formation transactions (including the fair value adjustments associated with the acquisition of the San Francisco Venture following consummation of the San Francisco Venture transactions) are reflected in the Company’s historical unaudited condensed consolidated balance sheet as of September 30, 2016 included in the Amended Registration Statement.

Ms. Kim McManus

December 21, 2016

3. Adjustments to the Unaudited Pro Forma Condensed Consolidated Statements of Operations, page 60

Footnote (BB), page 60

3.	Please revise your disclosure to clarify that the wholly owned entity described is Lennar CL-Venture and, if true, tell us how the assets and liabilities transferred and the subsequent distribution of equity interests will be accounted for. Cite all relevant accounting literature within your response.

Response: The wholly owned entity described is Lennar-CL Venture. These transactions are described in detail in the Amended Registration Statement under “Certain Relations and Related Party Transactions—San Francisco Venture Transactions,” and occurred on May 2, 2016, immediately prior to the formation transactions. The accounting treatment for the Company’s acquisition of its interest in the San Francisco Venture is reflected in the Company’s historical unaudited condensed consolidated balance sheet as of September 30, 2016 included in the Amended Registration Statement.

Liquidity and Capital Resources, page 78

San Francisco Venture, page 80

4.	Please revise to disclose the specified return on investment referenced in the last paragraph of this section or advise.

Response: As a result of the completion of the formation transactions, the discussion of liquidity and capital resources has been significantly revised in the Amended Registration Statement, and no longer describes the referenced payment obligation.

Certain Relationships and Related Transactions, page 125

Treasure Island, page 127

5.	Please quantify the approximate dollar amount involved in the transaction. See Item 404(a)(4) of Regulation S-K.

Response: The Company has revised the disclosure as requested on page 110 of the Amended Registration Statement.

***

Ms. Kim McManus

December 21, 2016

Please contact the undersigned at (213) 687-5396 should you require further information.

Very truly yours,

/s/ Jonathan L. Friedman

Jonathan L. Friedman, Esq.

cc:	Securities and Exchange Commission
Rahul Patel
Shannon Sobotka
Eric McPhee

Five Point Holdings, LLC
Michael Alvarado

Skadden, Arps, Slate, Meagher & Flom LLP
Gregg A. Noel, Esq.
Allison M. Hunter, Esq.

Proskauer Rose LLP
Philippa M. Bond, Esq.